Management of financial risks and financial instruments - Summary of sensitivity analysis (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of sensitivity analysis [Line Items]
Sensitivity analysis increase decrease in one percent	R$ (1,341)	R$ (6,515)
Sensitivity analysis increase decrease in twenty five percent	(167,453)	(128,867)
Sensitivity analysis increase decrease in fifty percent	(389,862)	(283,088)
Pre-fixed interest rate [Member] | Pre-fixed interest rate in Reais [Member]
Disclosure of sensitivity analysis [Line Items]
Sensitivity analysis increase decrease in one percent	(180)	(117)
Sensitivity analysis increase decrease in twenty five percent	(224,381)	(8,285)
Sensitivity analysis increase decrease in fifty percent	(408,016)	50,065
Exchange coupons [Member] | Foreign currencies coupon rate [Member]
Disclosure of sensitivity analysis [Line Items]
Sensitivity analysis increase decrease in one percent	(45)	(28)
Sensitivity analysis increase decrease in twenty five percent	(14,686)	(6,905)
Sensitivity analysis increase decrease in fifty percent	(40,330)	(15,497)
Foreign currencies [Member] | Exchange rate [Member]
Disclosure of sensitivity analysis [Line Items]
Sensitivity analysis increase decrease in one percent	(46)	(124)
Sensitivity analysis increase decrease in twenty five percent	82,143	64,512
Sensitivity analysis increase decrease in fifty percent	49,374	148,169
Price index [Member] | Inflation coupon rate [Member]
Disclosure of sensitivity analysis [Line Items]
Sensitivity analysis increase decrease in one percent	(303)	(68)
Sensitivity analysis increase decrease in twenty five percent	(48,538)	(11,606)
Sensitivity analysis increase decrease in fifty percent	(80,711)	(24,563)
Shares [Member] | Shares prices [Member]
Disclosure of sensitivity analysis [Line Items]
Sensitivity analysis increase decrease in one percent	(406)	(5,858)
Sensitivity analysis increase decrease in twenty five percent	58,825	(162,112)
Sensitivity analysis increase decrease in fifty percent	150,146	(458,841)
Commodities [Member] | Commodities price [Member]
Disclosure of sensitivity analysis [Line Items]
Sensitivity analysis increase decrease in one percent	(361)	(320)
Sensitivity analysis increase decrease in twenty five percent	(20,816)	(4,471)
Sensitivity analysis increase decrease in fifty percent	R$ (60,325)	R$ 17,579